Consolidated statement of cash flows - (Parenthetical) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Supplemental cash flow information
Interest received	€ 51,600	€ 57,200	€ 51,029
Interest paid	(37,666)	(41,191)	(33,734)
Net interest received (paid) classified as operating activities	13,935	16,009	17,295
Dividends received	319	235	205
Dividends and other cash distributions paid	(3,884)	(3,879)	(2,967)
Debt securities in issue
Changes in liabilities arising from financing activities
Opening balance	142,367	124,670	95,918
Cash flows:
Additions	150,409	124,701	116,436
Redemptions / Disposals	(135,220)	(113,014)	(90,574)
Non cash changes:
Amortisation	597	1,098	764
Other	(51)	261	502
Changes in unrealised revaluations	45	1,139	2,680
Foreign exchange movement	(6,917)	3,512	(1,057)
Closing balance	151,231	142,367	124,670
Subordinated Loans
Changes in liabilities arising from financing activities
Opening balance	17,878	15,401	15,786
Cash flows:
Additions	3,734	4,603	2,225
Redemptions / Disposals	(2,808)	(2,931)	(2,894)
Non cash changes:
Amortisation	21	28	34
Other	22	24	12
Changes in unrealised revaluations	287	188	473
Foreign exchange movement	(1,035)	565	(235)
Closing balance	18,100	17,878	15,401
Lease liabilities
Changes in liabilities arising from financing activities
Opening balance	1,116	1,162	1,174
Cash flows:
Redemptions / Disposals	(282)	(290)	(291)
Non cash changes:
Amortisation	27	27	28
Other	203	212	256
Foreign exchange movement	(15)	5	(4)
Closing balance	€ 1,050	€ 1,116	€ 1,162